GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2025
Geographic And Significant Customer Information
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 9 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

A.	Geographic Information

Revenue by major geographic region is based on the location of the Company’s customers.

The information below summarizes revenue by major geographic region for the years ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
	2025	2024	2023
Israel	$888	$409	$—
United States	72	363	142
Latin and Central America	527	528	—
	$1,487	$1,300	$142

B.	Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended December 31,
	2025	2024	2023
Customer A	59.7%	31.4%	—
Customer B	24.3%	40.6%	—
Customer C	(* )	11.1%	—
Customer D	—	10.4%	—
Customer E	(* )	(* )	100%
Customer H	11.2%	—	—

(*)	less than 10%

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)